Trading Activities - Schedule of Trading Gains and Losses by Market Sector, on Derivative Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative [Line Items]
Total trading results	$ 2,788,956	$ (8,663,403)	$ (1,474,902)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member]
Derivative [Line Items]
Total trading results	(1,213,211)	(6,068,586)	(1,071,073)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Equity [Member]
Derivative [Line Items]
Total trading results	11,348,033	(2,859,526)	(2,848,607)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Currencies [Member]
Derivative [Line Items]
Total trading results	(4,000,339)	(701,495)	2,577,114
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Interest Rates [Member]
Derivative [Line Items]
Total trading results	(3,345,527)	966,204	(132,336)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Derivative [Line Items]
Total trading results		(1,116,946)	6,239,846
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Total trading results	622,901
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member]
Derivative [Line Items]
Total trading results		(3,763,856)	5,162,412
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Total trading results	(474,670)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Equity [Member]
Derivative [Line Items]
Total trading results		1,904,910	(769,729)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Equity [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Total trading results	3,849,458
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member]
Derivative [Line Items]
Total trading results		(409,677)	1,503,142
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Total trading results	(1,468,047)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Interest Rates [Member]
Derivative [Line Items]
Total trading results		$ 1,151,677	$ 344,021
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Interest Rates [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Total trading results	$ (1,283,840)